Note 36 Other operating income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 184	€ 135
Other operating income	149	161
Miscellaneous other operating income	€ 333	€ 297